CONVERTIBLE DEBENTURE (Key Assumptions Used in Computation of Fair Value of Conversion Feature)(Details)	1 Months Ended
	Jan. 27, 2012
CONVERTIBLE DEBENTURE [Abstract]
Risk-free interest rate	0.90%	[1]
Expected volatility	136.00%	[2]
Expected life	1 year	[3]
Expected dividend yield	0.00%

[1]	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.
[2]	Expected volatility - was calculated based on actual historical stock price movements of the Company over a term that is equivalent to the expected term of the conversion option.
[3]	Expected life - the expected life was based on the maturity date of the conversion option.